Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Derivative Instruments

The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2016 and 2017. The fair values of derivatives are presented on a gross basis and not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2016	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,066,252	—	11,522	—	11,269
Foreign exchange contracts	141,517	4	3,126	1	2,979
Equity-related contracts	3,115	18	152	—	140
Credit-related contracts	4,826	—	43	—	37
Other contracts	327	—	59	—	55

Total	1,216,037	22	14,902	1	14,480

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2017	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	961,518	—	8,506	—	8,473
Foreign exchange contracts	167,698	2	2,743	—	2,611
Equity-related contracts	4,177	—	134	5	224
Credit-related contracts	3,696	—	35	—	36
Other contracts	360	—	23	—	22

Total	1,137,449	2	11,441	5	11,366

Notes:

(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Disclosure of Credit Derivatives

The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2016 and 2017:

	2016		2017
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,603	14	1,546	21
Non-investment grade	763	1	298	1

Total	2,366	15	1,844	22

Credit protection purchased	2,592	(9)	1,994	(23)

Note:	The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB-, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Notional And Credit Risk Amounts Of Outstanding Derivative Positions Disclosure

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2016 and 2017:

	Maximum payout/Notional amount
	2016	2017
	(in billions of yen)
One year or less	538	507
After one year through five years	1,729	1,020
After five years	99	317

Total	2,366	1,844

Note:	The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Schedule Of Derivative Instruments Value Including Credit Risk Related Contingent Features Table

The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2016 and 2017:

	2016	2017
	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	790	698
Collateral provided to counterparties in the normal course of business	746	658
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	44	40

Designated as Hedging Instrument | Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2015, 2016 and 2017:

	Gains (losses) recorded in income
2015	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(29,666)	28,005	—	(1,661)

Total	(29,666)	28,005	—	(1,661)

	Gains (losses) recorded in income
2016	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	14,623	(18,224)	—	(3,601)

Total	14,623	(18,224)	—	(3,601)

	Gains (losses) recorded in income
2017	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(14,747)	11,393	—	(3,354)

Total	(14,747)	11,393	—	(3,354)

Designated as Hedging Instrument | Net Investment Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2015, 2016 and 2017:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2015		2016		2017
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	(53,252)	(2,678)	46,697	696	16,767	47

Total	(53,252)	(2,678)	46,697	696	16,767	47

Note:	No amount related to the effective portion of net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the fiscal year ended March 31, 2015. Related to the effective portion of net investment hedges, gains of ¥345 million and ¥41 million were reclassified from Accumulated other comprehensive income to earnings for the fiscal years ended March 31, 2016 and 2017, respectively.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2015, 2016 and 2017:

	Gains (losses) recorded in income
	2015	2016	2017
	(in millions of yen)
Interest rate contracts	265,324	319,225	(209,361)
Foreign exchange contracts	(93,601)	65,101	37,129
Equity-related contracts (1)	(100,326)	21,571	5,131
Credit-related contracts (2)	(18,007)	(6,960)	(6,694)
Other contracts	368	2,015	742

Total	53,758	400,952	(173,053)

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
(2)	Amounts include the net loss of ¥2,836 million, ¥5,230 million and ¥7,594 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2015, 2016 and 2017, respectively.